Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Exchange Rate Exposure

The following table shows our exchange rate exposure as of December 31, 2017:

	Assets	Liabilities	Currency commitments	Net position before hedging	Off-balance sheet positions	Net position after hedging
(Converted in millions of US$)	(a)	(b)	(c)	(d) = (a) – (b) ± (c)	(e)	(f) = (d) + (e)
US$(1)	1,469.6	1,869.9	—	(400.3)	—	(400.3)

(1)	US$-denominated assets and liabilities in the entities whose functional currency is the euro.

	Assets	Liabilities	Currency commitments	Net position before hedging	Off-balance sheet positions	Net position after hedging
(In millions of US$)	(a)	(b)	(c)	(d) = (a) – (b) ± (c)	(e)	(f) = (d) + (e)
EUR(1)	71.9	167.7	—	(95.8)	—	(95.8)

(1)	Euro-denominated assets and liabilities in the entities whose functional currency is the US$.

Summary of Effects of Forward Exchange Contracts on Financial Statements

Effects of forward exchange contracts on financial statements are as follows:

	December 31,
	2017	2016	2015
	(In millions of US$)
Carrying value of forward exchange contracts (see notes 5 and 12)	—	—	(0.7)
Gains (losses) recognized in profit and loss (see note 21)	—	0.2	(2.5)
Gains (losses) recognized directly in equity	—	(0.2)	1.1

Summary of Variable Interest Rate Exposure by Maturity

The following table shows our variable interest rate exposure by maturity as of December 31, 2017.

	Financial assets(*)		Financial liabilities(*)		Net position before hedging		Off-balance sheet position		Net position after hedging
12.31.2017	(a)		(b)		(c) = (a) - (b)		(d)		(e) = (c) + (d)
In millions US$	Fix rate	Variable rate	Fix rate	Variable rate	Fix rate	Variable rate	Fix rate	Variable rate	Fix rate	Variable rate
Overnight to 1 year	98	156	1,981	809	(1,883)	(653)	—	—	(1,883)	(653)
1 to 2 years	—	—	12	—	(12)	—	—	—	(12)	—
3 to 5 years	—	—	41	—	(41)	—	—	—	(41)	—
More than 5 years	—	—	—	—	—	—	—	—	—	—

Total	98	156	2,034	809	(1,936)	(653)	—	—	(1,936)	(653)

Summary of Variable Interest Rate Exposure over Financial Assets and Liabilities

The following table shows our variable interest rate exposure over our financial assets and liabilities as of December 31, 2017:

	December 31, 2017
	Impact on result before tax	Impact on shareholders’ equity before tax
	(In millions of US$)
Impact of an interest rate increase of 100 basis points	(6.5)	(6.5)
Impact of an interest rate decrease of 100 basis points	6.5	6.5

Summary of Financial Instruments by Categories in Statement of Financial Position

The impact and the breakdown of the Group’s financial instruments in the statement of financial position as of December 31, 2017 are as follows:

		December 31, 2017
	Fair value hierarchy(1)	Carrying Amount	Fair Value	Fair value in income statement	Available-for- sale assets	Loans, receivables	Debts at amortized cost	Derivatives
		(In millions of US$)
Non-consolidated investments	Level 3	3.8	3.8	—	3.8	—	—	—
Financial and non-current assets	Level 3	58.8	58.8	—	—	58.8	—	—
Notes receivables	Level 3	522.6	522.6	—	—	522.6	—	—
Financial instruments	Level 2	—	—	—	—	—	—	—
Cash equivalents	Level 2	85.8	85.8	85.8	—	—	—	—
Cash	Level 2	229.6	229.6	229.6	—	—	—	—

Total assets		900.6	900.6	315.4	3.8	581.4	—	—

Financial debts (see note 13)	Level 2	2,840.5	2,023.8	—	—	—	2,023.8	—
Bank overdraft facilities	Level 2	0.2	0.2	0.2	—	—	—	—
Notes payables	Level 3	169.9	169.9	—	—	169.9	—	—
Financial instruments	Level 2	—	—	—	—	—	—	—

Total liabilities		3,010.6	2,193.9	0.2	—	169.9	2,023.8	—

(1)	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable